UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


				   FORM N-Q

		    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANIES



                    Investment Company Act file number 811-03634
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                           The Guardian Bond Fund, Inc.
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                  (Exact name of registrant as specified in charter)


                       7 Hanover Square New York, N.Y. 10004
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                 (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                         Thomas G. Sorell
     The Guardian Bond Fund, Inc.          The Guardian Bond Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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                    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  September 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.



...   The Guardian Bond Fund, Inc.

 Schedule of Investments

September 30, 2004 (Unaudited)


     Asset Backed Securities -- 5.1%
    Principal
    Amount                                Value
-----------------------------------------------------
$    3,420,000 Aesop Funding II LLC
               2003-2A A3
               3.61% due 6/20/2009 +     $  3,430,765
     2,200,000 Ameriquest Mtg. Secs. Inc.
               2003-5 A6
               4.541% due 7/25/2033         2,231,281
       570,387 Amresco
               1997-1 MIF
               7.42% due 3/25/2027            569,388
     3,300,000 CNH Equipment Tr.
               2003-A A4B
               2.57% due 9/15/2009          3,248,645
       690,000 Residential Asset Mtg. Prods., Inc.
               2003-RZ3 A3
               2.14% due 2/25/2030            686,063
     3,600,000 Residential Funding Mtg. Secs.
               2003-HS3 AI2
               3.15% due 7/25/2018          3,550,760
     4,100,000 Vanderbilt Acquisition Loan Tr.
               2002-1 A3
               5.70% due 9/7/2023           4,203,835

Total Asset Backed Securities
(Cost $17,943,219)                         17,920,737

Collateralized Mortgage Obligations - 4.9%
               FHLMC

               H006 A2
$    3,162,781 2.837% due 2/15/2010      $  3,132,190
               2430 GD
       917,838 6.50% due 11/15/2030           927,399
               2744 VC
     2,537,958 5.50% due 4/15/2011          2,659,897
               2500 TD
       915,000 5.50% due 2/15/2016            943,750
               2744 PC
     3,500,000 5.50% due 1/15/2031          3,703,345
               2367 ME
     2,800,000 6.50% due 10/15/2031         2,982,437
     2,671,460 FNMA
               2001-51 PH
               6.00% due 8/25/2030          2,738,474

Total Collateralized Mortgage
Obligations
(Cost $17,302,524)                         17,087,492

Commercial Mortgage Backed Securities - 5.5%
$    3,500,000 Banc America Comm'l Mtg., Inc.
               2004-4 A4
               4.502% due 7/10/2042      $  3,517,686
     2,000,000 Bear Stearns Comm'l. Mtg. Sec.,
               Inc.
               2002-TOP6 A2
               6.46% due 10/15/2036         2,247,441
     1,743,064 First Union National Bank Comm'l.
               Mtg. Tr.
               2000-C2 A1
               6.94% due 10/15/2032         1,875,551
     1,993,751 GMAC Comm'l. Mtg. Sec., Inc.
               1997-C1 A3
               6.869% due 7/15/2029         2,148,520
     4,400,000 J.P. Morgan Chase & Co.
               2004-CB9 A3
               5.331% due 6/12/2041         4,603,114
     2,505,000 Midland Realty Acceptance Corp.
               1996-C1 C
               7.913% due 8/25/2028 (2)     2,687,929
     2,093,705 Mortgage Capital Funding, Inc.
               1997-MC1 A3
               7.288% due 7/20/2027         2,155,564

Total Commercial Mortgage Backed
Securities
(Cost $19,343,662)                         19,235,805

Corporate Bonds - 23.3%
Aerospace and Defense - 0.5%
$      600,000 Lockheed Martin Corp.
               8.50% due 12/1/2029       $    793,414
       200,000 Northrop Grumman Corp.
               7.125% due 2/15/2011           229,893
       500,000 TRW, Inc.
               7.75% due 6/1/2029             612,319
                                            1,635,626

Automotive - 1.3%
               DaimlerChrysler NA Hldg.
     1,000,000 4.05% due 6/4/2008           1,008,963
       300,000 6.50% due 11/15/2013           325,503
       230,000 Ford Motor Co.
               7.45% due 7/16/2031            225,522
               Ford Motor Credit Co.
     1,100,000 6.50% due 1/25/2007          1,165,099
       500,000 7.00% due 10/1/2013            528,644
       800,000 7.375% due 10/28/2009          876,268
       400,000 General Motors Corp.
               8.375% due 7/15/2033           424,564
                                            4,554,563

Chemicals - 0.4%
       500,000 Lubrizol Corp.
               5.50% due 10/1/2014            496,581
       800,000 Potash Corp.
               4.875% due 3/1/2013            801,934
                                            1,298,515

Consumer Products - 0.1%
       500,000 Procter & Gamble Co.
               5.50% due 2/1/2034             503,597

Electric - 0.3%
     1,000,000 Public Service Co. of New Mexico
               4.40% due 9/15/2008          1,014,121

Energy - 0.9%
     1,000,000 Pioneer Natural Resources Co.
               7.20% due 1/15/2028          1,126,230
     1,190,800 RAS Laffan Liquefied Natural Gas
               3.437% due 9/15/2009 +       1,178,844
       650,000 Western Oil Sands, Inc.
               8.375% due 5/1/2012            749,125
                                            3,054,199

Energy-Refining - 0.4%
     1,000,000 Tosco Corp.
               8.125% due 2/15/2030         1,305,102

Entertainment - 0.3%
     1,000,000 Time Warner, Inc.
               7.57% due 2/1/2024           1,129,636

Environmental - 0.5%
     1,650,000 Waste Management, Inc.
               7.375% due 8/1/2010          1,904,588

Finance Companies - 1.8%
     1,000,000 Capital One Bank
               5.75% due 9/15/2010          1,066,063
     1,000,000 CIT Group, Inc.
               1.94% due 5/18/2007 (2)      1,000,105
       400,000 General Electric Capital Corp.
               6.75% due 3/15/2032            460,363
               General Motors Acceptance Corp.
     1,000,000 6.125% due 9/15/2006         1,045,413
       820,000 6.875% due 9/15/2011           860,199
     1,000,000 Household Finance Corp.
               6.375% due 11/27/2012        1,108,045
       750,000 MBNA America Bank Nat'l.
               7.125% due 11/15/2012          848,739
                                            6,388,927

Financial - 1.0%
       450,000 Credit Suisse First Boston
               6.50% due 1/15/2012            499,909
     1,250,000 Goldman Sachs Group, Inc.
               5.70% due 9/1/2012           1,320,847
       550,000 Lehman Brothers Hldgs., Inc.
               6.625% due 1/18/2012           615,178
       900,000 Morgan Stanley
               6.60% due 4/1/2012           1,003,586
                                            3,439,520

Financial-Banks - 2.7%
     1,150,000 Bank of America Corp.
               4.875% due 9/15/2012         1,172,991
       600,000 Bank One Corp.
               5.25% due 1/30/2013            616,774
     1,800,000 Citigroup, Inc.
               5.00% due 9/15/2014 +        1,802,239
       700,000 City Nat'l. Corp.
               5.125% due 2/15/2013           704,554
       400,000 HSBC USA, Inc
               4.625% due 4/1/2014            392,174
       900,000 J.P. Morgan Chase & Co.
               5.75% due 1/2/2013             958,297
       450,000 Regions Financial Corp.
               6.375% due 5/15/2012           498,633
       500,000 Sovereign Bank
               5.125% due 3/15/2013           498,494
       800,000 Wachovia Corp.
               5.25% due 8/1/2014             817,792
       675,000 Wells Fargo Bank NA
               6.45% due 2/1/2011             756,870
     1,000,000 Zions Bancorp
               6.00% due 9/15/2015          1,062,743
                                            9,281,561

Food and Beverage - 0.5%
     1,650,000 Kellogg Co.
               2.875% due 6/1/2008          1,617,731

Home Construction - 0.8%
     1,000,000 D.R. Horton, Inc.
               5.875% due 7/1/2013          1,020,000
     1,000,000 Lennar Corp.
               9.95% due 5/1/2010           1,088,750
       700,000 Ryland Group, Inc.
               5.375% due 6/1/2008            728,000
                                            2,836,750

Industrial-Other - 0.9%
     3,000,000 Aramark Svcs., Inc.
               7.10% due 12/1/2006          3,228,612

Media-Cable - 0.8%
       600,000 AT & T Broadband Corp.
               9.455% due 11/15/2022          804,202
     1,700,000 Comcast Cable Comm., Inc.
               6.875% due 6/15/2009         1,889,496
                                            2,693,698

Media-NonCable - 1.0%
       300,000 News America Hldgs.
               8.00% due 10/17/2016           366,792
     2,850,000 Scholastic Corp.
               5.75% due 1/15/2007          2,986,661
                                            3,353,453

Merchandising-Supermarkets - 1.1%
     1,000,000 Delhaize America, Inc.
               7.375% due 4/15/2006         1,059,799
     1,500,000 Kroger Co.
               7.25% due 6/1/2009           1,691,525
     1,000,000 Safeway, Inc.
               6.15% due 3/1/2006           1,042,555
                                            3,793,879

Metals and Mining - 0.3%
     1,000,000 Glencore Funding LLC
               6.00% due 4/15/2014 +          969,848

Natural Gas-Pipelines - 1.5%
     3,500,000 Consolidated Natural Gas Co.
               7.25% due 10/1/2004          3,500,000
       400,000 Enterprise Prods. Operating LP
               6.65% due 10/15/2034 +         401,022
       500,000 Kinder Morgan Energy Partners
               5.00% due 12/15/2013           496,329
       800,000 Teppco Partners LP
               6.125% due 2/1/2013            853,859
                                            5,251,210

Paper and Forest Products - 0.2%
       500,000 Packaging Corp. of America
               5.75% due 8/1/2013             516,006
       350,000 Weyerhaeuser Co.
               6.00% due 8/1/2006             367,870
                                              883,876

Railroads - 0.4%
       300,000 CSX Corp.
               4.875% due 11/1/2009           308,489
     1,000,000 Norfolk Southern Corp.
               6.75% due 2/15/2011          1,123,104
                                            1,431,593

Real Estate Investment Trust - 0.7%
       225,000 EOP Operating LP
               7.00% due 7/15/2011            252,768
     1,000,000 Istar Financial, Inc.
               6.00% due 12/15/2010         1,040,474
       550,000 Liberty Ppty. LP
               7.25% due 3/15/2011            626,369
       275,000 Regency Centers LP
               6.75% due 1/15/2012            305,654
       250,000 Simon Ppty. Group LP
               4.90% due 1/30/2014            243,657
                                            2,468,922

Retailers - 0.9%
       500,000 CVS Corp.
               4.875% due 9/15/2014 +         499,789
       750,000 Staples, Inc.
               7.375% due 10/1/2012           868,808
     1,927,000 Wal-Mart Stores, Inc.
               8.75% due 12/29/2006         1,946,270
                                            3,314,867

Services - 0.2%
       550,000 PHH Corp.
               7.125% due 3/1/2013            629,010

Technology - 0.4%
       400,000 IBM Corp.
               5.875% due 11/29/2032          414,302
     1,000,000 Jabil Circuit, Inc.
               5.875% due 7/15/2010         1,046,136
                                            1,460,438

Utilities-Electric and Water - 0.7%
       650,000 American Electric Power, Inc.
               5.25% due 6/1/2015             652,639
       500,000 FirstEnergy Corp.
               6.45% due 11/15/2011           545,435
       600,000 Progress Energy, Inc.
               7.00% due 10/30/2031           652,456
       500,000 Public Service Electric Gas Co.
               5.125% due 9/1/2012            515,907
                                            2,366,437

Wireless Communications - 1.0%
       500,000 AT & T Wireless Svcs., Inc.
               8.125% due 5/1/2012            604,164
     1,350,000 Tritel PCS, Inc.
               10.375% due 1/15/2011        1,540,408
     1,410,000 Verizon Wireless Capital LLC
               5.375% due 12/15/2006        1,475,917
                                            3,620,489

Wireline Communications - 1.4%
       500,000 Deutsche Telekom Int'l. Finance BV
               8.75% due 6/15/2030 (2)        646,289
               France Telecom S.A.
       800,000 8.50% due 3/1/2011 (2)         957,664
       300,000 9.25% due 3/1/2031 (2)         397,756
     1,150,000 Sprint Capital Corp.
               8.375% due 3/15/2012         1,392,806
       600,000 Telecom Italia Capital
               5.25% due 11/15/2013 +         611,320
       800,000 Verizon Global Funding Corp.
               7.75% due 12/1/2030            958,098
                                            4,963,933

Yankee - 0.3%
       900,000 Pemex Master Tr.
               7.875% due 2/1/2009 (2)      1,003,500

Total Corporate Bonds
(Cost $77,960,075)                         81,398,201

Mortgage Pass-Through Securities - 31.1%
               FHLMC
$   19,850,000 5.50%, (30 yr. TBA)       $ 20,116,744
       154,509 7.00%, 8/1/2008                162,930
               FNMA
     4,860,000 5.50%, (15 yr. TBA)          5,020,987
    28,000,000 5.00%, (30 yr. TBA)         27,702,500
     7,750,000 5.50%, (30 yr. TBA)          7,851,719
     9,900,000 6.00%, (30 yr. TBA)         10,237,214
     3,700,000 6.50%, (30 yr. TBA)          3,880,375
     6,672,447 5.00%, 6/1/2018              6,793,211
     5,027,552 5.00%, 10/1/2019             5,114,343
     1,520,056 6.00%, 10/1/2013             1,597,890
       701,180 6.00%, 2016                    735,737
       549,749 6.00%, 8/1/2017                576,822
       187,749 6.50%, 8/1/2010                198,107
     2,269,462 6.50%, 12/1/2017             2,404,174
     3,780,833 6.50%, 2032                  3,968,615
       480,500 7.00%, 9/1/2014                509,983
     1,161,663 7.00%, 2032                  1,232,385
     1,135,870 7.50%, 12/1/2029             1,217,821
       119,781 8.00%, 6/1/2008                125,535
       343,833 8.00%, 2030                    374,170
       240,456 8.00%, 3/1/2031                261,293
           619 8.25%, 1/1/2009                    643
        25,195 8.50%, 8/1/2009                 27,028
               GNMA
     3,121,598 5.00%, 9/15/2033             3,113,867
     1,407,202 6.00%, 10/15/2032            1,461,244
       861,629 6.00%, 12/15/2033              894,635
     2,368,801 6.50%, 2032                  2,501,788
       391,748 8.00%, 2030                    427,683

Total Mortgage Pass-Through
Securities
(Cost $107,407,724)                       108,509,443

Sovereign Debt Securities - 0.8%
$      550,000 Pemex Project Funding Master Tr.
               3.18% due 6/15/2010 +(2)  $    555,775
       950,000 Republic of South Africa
               6.50% due 6/2/2014           1,014,125
     1,100,000 United Mexican States
               8.00% due 9/24/2022          1,240,250

Total Sovereign Debt Securities
(Cost $2,615,922)                           2,810,150

U.S. Government Securities - 26.6%
U.S. Government Agency Securities - 10.4%
               FHLMC
$   17,400,000 2.875%, 5/15/2007         $ 17,333,724
               FNMA
     7,503,000 1.68%, 10/14/2004++          7,498,288
     9,400,000 3.25%, 1/15/2008             9,383,052
     2,150,000 4.625%, 10/15/2014           2,142,079
                                           36,357,143

U.S. Treasury Bonds and Notes - 16.2%
               U.S. Treasury Bonds
     6,746,000 5.375%, 2/15/2031            7,226,653
    11,670,000 6.00%, 2/15/2026            13,305,165
               U.S. Treasury Notes
    11,500,000 3.375%, 9/15/2009           11,502,242
     1,100,000 4.25%, 11/15/2013            1,114,180
     9,434,000 4.25%, 8/15/2014             9,532,765
    12,255,000 4.375%, 5/15/2007           12,743,766
     1,100,000 4.75%, 5/15/2014             1,154,657
                                           56,579,428

Total U.S. Government Securities
(Cost $91,288,072)                         92,936,571

Commercial Paper - 25.8%
Beverage - 2.9%
               Coca-Cola Enterprises, Inc.
$    5,000,000 1.62% due 10/14/2004 (1)  $  4,997,075
     5,000,000 1.65% due 10/14/2004 (1)     4,997,021
                                            9,994,096

Chemicals - 1.4%
     5,000,000 E.I. Du Pont De Nemours & Co.
               1.655% due 10/14/2004 (1)    4,997,012

Finance Companies - 4.3%
    10,000,000 Barton Capital Corp.
               1.57% due 10/14/2004 (1)     9,994,331
     5,000,000 General Electric Capital Corp.
               1.54% due 10/14/2004 (1)     4,997,219
                                           14,991,550

Financial - 0.6%
     2,000,000 Morgan Stanley Dean Witter
               1.54% due 10/14/2004 (1)     1,998,888

Financial-Banks - 9.1%
    10,000,000 Bank of America Corp.
               1.60% due 10/14/2004 (1)     9,994,222
    10,000,000 Dresdner Bank AG
               1.69% due 10/14/2004 (1)     9,993,897
     2,000,000 HVB  Finance
               1.71% due 10/14/2004 (1)     1,998,765
    10,000,000 Societe Generale NA
               1.60% due 10/14/2004 (1)     9,994,222
                                           31,981,106

Media-NonCable - 0.1%
       250,000 Knight-Ridder, Inc.
               1.54% due 10/14/2004 (1)       249,861

Pharmaceuticals - 2.4%
     5,053,000 Alcon Finance
               1.67% due 10/19/2004 (1)     5,048,780
     3,505,000 Novartis
               1.60% due 10/14/2004 (1)     3,502,975
                                            8,551,755

Technology - 2.9%
    10,000,000 IBM Corp.
               1.63% due 10/14/2004 (1)     9,994,114

Utilities-Electric and Water - 2.1%
     7,500,000 Southern Co.
               1.71% due 10/14/2004 (1)     7,495,369

Total Commercial Paper
(Cost $90,253,751)                         90,253,751

Repurchase Agreement - 1.8%
$    6,113,000 State Street Bank and Trust Co.
               repurchase agreement,
               dated 9/30/2004, maturity
               value $6,113,306 at
               1.80%, due 10/1/2004 (1)(3)
(Cost $6,113,000)                        $  6,113,000

Total Investments - 124.9%
(Cost $430,227,949)                       436,265,150
Payables for Mortgage Pass-Throughs
Delayed Delivery Securities (1) - (30.6)%(106,739,152)
Cash, Receivables and Other Assets
Less Liabilities - 5.7%                    19,820,350
Net Assets - 100%                        $349,346,348


+   Rule 144A restricted security.
++  Discount note. The rate shown is the effective yield at date of purchase.
(1) Securities are segregated to cover forward mortgage purchases.
(2) Floating rate note. The rate shown is the rate in effect at September 30, 2004.
(3) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

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Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    6,790,567
Gross unrealized depreciation .................          (753,367)
                                                   --------------
Net unrealized appreciation ...................    $    6,037,200
                                                   ==============
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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Bond Fund, Inc.


Date:     November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Bond Fund, Inc.


Date:    November 22, 2004





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Bond Fund, Inc.


Date:     November 22, 2004